Segment and geographic information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
 The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographical areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions, which are as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2020	2019	2018
Revenues:
Brazil	$862,748	$1,385,566	$1,345,453
Caribbean division	381,090	399,251	483,743
NOLAD	311,887	431,266	406,848
SLAD	428,494	742,994	845,527
Total revenues	$1,984,219	$2,959,077	$3,081,571

Adjusted EBITDA:
Brazil	$76,155	$227,844	$218,391
Caribbean division	28,847	24,955	(8,281)
NOLAD	10,207	39,027	32,313
SLAD	3,272	63,120	73,670
Total reportable segments	118,481	354,946	316,093
Corporate and others (i)	(50,370)	(63,171)	(58,096)
Total adjusted EBITDA	$68,111	$291,775	$257,997

	For the fiscal years ended December 31,
	2020	2019	2018
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$68,111	$291,775	$257,997

(Less) Plus items excluded from computation that affect operating (loss) income:
Depreciation and amortization	(126,853)	(123,218)	(105,800)
Gains from sale or insurance recovery of property and equipment	4,210	5,175	4,973
Write-offs of property and equipment	(4,501)	(4,733)	(4,167)
Impairment of long-lived assets	(6,636)	(8,790)	(18,950)
Impairment of goodwill	(1,085)	(273)	(167)
Reorganization and optimization plan expenses	—	—	(11,003)
2008 Long-Term Incentive Plan incremental compensation from modification	—	—	575
Operating (loss) income	(66,754)	159,936	123,458
(Less) Plus:
Net interest expense	(59,068)	(52,079)	(52,868)
(Loss) gain from derivative instruments	(2,297)	439	(565)
Gain from securities	25,676	—	—
Foreign currency exchange results	(31,707)	12,754	14,874
Other non-operating income (expenses), net	2,296	(2,097)	270
Income tax expense	(17,532)	(38,837)	(48,136)
Net income attributable to non-controlling interests	(65)	(220)	(186)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$(149,451)	$79,896	$36,847

	For the fiscal years ended December 31,
	2020	2019	2018
Depreciation and amortization:
Brazil	$59,466	$63,467	$52,632
Caribbean division	20,742	18,481	22,835
NOLAD	22,200	21,422	20,829
SLAD	20,329	20,713	19,293
Total reportable segments	122,737	124,083	115,589
Corporate and others (i)	5,288	4,894	5,696
Purchase price allocation (ii)	(1,172)	(5,759)	(15,485)
Total depreciation and amortization	$126,853	$123,218	$105,800

Property and equipment expenditures:
Brazil	$39,127	$146,322	$100,926
Caribbean division	9,582	15,934	18,640
NOLAD	9,627	32,662	24,145
SLAD	27,975	70,280	53,300
Others	—	37	30
Total property and equipment expenditures	$86,311	$265,235	$197,041

	As of December 31,
	2020	2019
Total assets:
Brazil	$1,102,009	$1,328,984
Caribbean division	420,481	429,170
NOLAD	412,045	458,235
SLAD	372,974	389,976
Total reportable segments	2,307,509	2,606,365
Corporate and others (i)	95,802	67,195
Purchase price allocation (ii)	(109,357)	(115,875)
Total assets	$2,293,954	$2,557,685

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31,2020 and 2019, corporate assets primarily include corporate derivatives, cash and cash equivalents and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill and the corresponding depreciation and amortization. As of December 31,2020 and 2019 primarily related with the reduction of goodwill.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. All of the Company’s revenues are derived from foreign operations.
Long-lived assets consisting of property and equipment totaled $796,532 and $960,986 at December 31, 2020 and 2019, respectively. All of the Company’s long-lived assets are related to foreign operations.